Related Parties (Details) - Schedule of Net Related Party (Payable) Receivable - USD ($) $ in Thousands		Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Cannae Policy Group [Member]
Schedule of Net Related Party (Payable) Receivable [Line Items]
Related party (payable)					$ (8)
Cannaquip [Member]
Schedule of Net Related Party (Payable) Receivable [Line Items]
Related party (payable)					(21)
Greenstone [Member]
Schedule of Net Related Party (Payable) Receivable [Line Items]
Related party (payable)	[1]				11,177
Living Greens Farm [Member]
Schedule of Net Related Party (Payable) Receivable [Line Items]
Related party (payable)	[2]				34
NEIA [Member]
Schedule of Net Related Party (Payable) Receivable [Line Items]
Related party (payable)					3,500
Valiant-America, LLC [Member]
Schedule of Net Related Party (Payable) Receivable [Line Items]
Related party (payable)		$ 1	(1)	[3]	(922)	[3]
Topline Performance Group [Member]
Schedule of Net Related Party (Payable) Receivable [Line Items]
Related party (payable)			$ 1

[1]	Greenstone is a related party because one of the Company’s former Agrify Brands employees and its VP of Engineering had a minority ownership. The Greenstone allowance for doubtful accounts balance consisted of capital advances, accrued interest and VFUs sales. Additional information regarding recent developments with Greenstone may be found in Note 5 — Loans Receivable, included elsewhere in the notes to the consolidated financial statements.
[2]	The balance was fully reserved at December 31, 2022, due to an ongoing dispute with the customer.
[3]	On October 27, 2022, the Company provided notice to Valiant-America, LLC of its intention to begin winding up of Agrify-Valiant.